                              FINANCIAL STATEMENTS

                   AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1997
                      WITH REPORT OF INDEPENDENT AUDITORS

                   American Republic Variable Annuity Account

                              Financial Statements


                          Year ended December 31, 1997





                                    CONTENTS

Report of Independent Auditors.................................................  1

Audited Financial Statements

Statement of Net Assets........................................................  2
Statement of Operations........................................................  5
Statements of Changes in Net Assets............................................  7
Notes to Financial Statements..................................................  9

                         Report of Independent Auditors





The Board of Directors
American Republic Insurance Company


We have audited the accompanying statement of net assets of American Republic Variable Annuity Account (comprising, respectively, the Money Market, Growth, Growth and Income, Global Growth, Global Income, Strategic Fixed Income, and Balanced Divisions) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Republic Variable Annuity Account at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Des Moines, Iowa
January 14, 1998

                   American Republic Variable Annuity Account

                            Statement of Net Assets

                               December 31, 1997



                                                                                           COMBINED
                                                                                        ---------------
 ASSETS
 Investments at net asset value:
   PaineWebber Series Trust Money Market Portfolio, 2,509,866 shares at $1.00 per
     share (cost -- $2,509,866)                                                          $  2,509,866
   PaineWebber Series Trust Growth Portfolio, 762,786 shares at $15.63 per share
     (cost -- $12,230,449)                                                                 11,922,345
   PaineWebber Series Trust Growth and Income Portfolio, 437,127 shares at $13.69
     per share (cost -- $4,937,680)                                                         5,984,267
   PaineWebber Series Trust Global Growth Portfolio, 389,424 shares at $14.62 per
     share (cost -- $4,880,436)                                                             5,693,383
   PaineWebber Series Trust Global Income Portfolio, 735,519 shares at $10.81 per
     share (cost -- $8,379,301)                                                             7,950,960
   PaineWebber Series Trust Strategic Fixed Income Portfolio, 346,370 shares at
     $10.64 per share (cost -- $3,811,790)                                                  3,685,373
   PaineWebber Series Trust Balanced Portfolio, 736,521 shares at $11.33 per share
     (cost -- $7,969,337)                                                                   8,344,778
                                                                                        ---------------
 Total investments (cost -- $44,718,859)                                                   46,090,972

 Accrued investment income                                                                  7,134,747
                                                                                        ---------------
 Total net assets                                                                         $53,225,719
                                                                                        ===============

      MONEY                         GROWTH AND        GLOBAL          GLOBAL          STRATEGIC
     MARKET           GROWTH          INCOME          GROWTH          INCOME         FIXED INCOME       BALANCED
    DIVISION         DIVISION        DIVISION        DIVISION        DIVISION          DIVISION         DIVISION
  ------------------------------------------------------------------------------------------------------------------


      $2,509,866


                     $11,922,345


                                      $5,984,267


                                                       $5,693,383



                                                                       $7,950,960


                                                                                         $3,685,373


                                                                                                        $ 8,344,778
  ------------------------------------------------------------------------------------------------------------------
       2,509,866      11,922,345       5,984,267        5,693,383       7,950,960         3,685,373       8,344,778

               -       3,487,468       1,119,934           40,748         525,086           241,550       1,719,961
  ------------------------------------------------------------------------------------------------------------------
      $2,509,866     $15,409,813      $7,104,201       $5,734,131      $8,476,046        $3,926,923     $10,064,739
  ==================================================================================================================

                   American Republic Variable Annuity Account

 Net assets represented by:
   Currently payable annuity contracts:
     Money Market Division                                                               $    56,365
     Growth Division                                                                          73,418
     Growth and Income Division                                                               70,973
     Global Growth Division                                                                   29,151
     Global Income Division                                                                   81,137
     Strategic Fixed Income Division                                                          69,913
     Balanced Division                                                                       119,717
                                                                                         -------------
                                                                                             500,674

                                                               UNITS        VALUE
                                                             ---------------------
   Contracts in accumulation period:
     Money Market Division                                     171,161    $14.33           2,453,501
     Growth Division                                           434,062    35.33           15,336,395
     Growth and Income Division                                381,968    18.41            7,033,228
     Global Growth Division                                    339,261    16.82            5,704,980
     Global Income Division                                    474,349    17.70            8,394,909
     Strategic Fixed Income Division                           221,671    17.40            3,857,010
     Balanced Division                                         401,753    24.75            9,945,022
                                                                                       ---------------
                                                                                          52,725,045
                                                                                       ---------------
                                                                                         $53,225,719
                                                                                       ===============



See accompanying notes.

                   American Republic Variable Annuity Account

                            Statement of Operations

                          Year ended December 31, 1997




                                                                            MONEY
                                                                           MARKET          GROWTH
                                                          COMBINED        DIVISION        DIVISION
                                                        -----------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
   Dividends                                               $1,241,835      $190,130        $   20,543
   Capital gains distributions                              6,091,484             -         3,466,925

 Expenses (Note 2):
   Administrative charges                                     (87,918)       (6,193)          (25,265)
   Mortality, distribution and expense risk                  (849,273)      (60,896)         (230,818)
                                                        -----------------------------------------------
 Net investment income (loss)                               6,396,128       123,041         3,231,385

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (Note 4)
 Net realized gain (loss) on investments                    2,385,868             -           853,134
 Change in net unrealized appreciation/
   depreciation of investments                             (1,621,083)            -        (2,057,997)
                                                        -----------------------------------------------
 Net increase in net assets resulting from
   operations                                              $7,160,913      $123,041        $2,026,522
                                                        ===============================================



See accompanying notes.

    GROWTH               GLOBAL                GLOBAL              STRATEGIC
  AND INCOME             GROWTH                INCOME             FIXED INCOME           BALANCED
   DIVISION             DIVISION              DIVISION              DIVISION             DIVISION
------------------------------------------------------------------------------------------------------

$     45,499              $  16,611             $521,803               $241,550          $   205,699
   1,075,386                 24,137                9,206                      -            1,515,830



      (7,404)               (13,120)             (13,978)                (7,261)             (14,697)
     (98,314)              (102,350)            (144,460)               (61,883)            (150,552)
------------------------------------------------------------------------------------------------------
   1,015,167                (74,722)             372,571                172,406            1,556,280



     719,303                503,597             (103,365)               (96,099)             509,298

     114,389                 (8,771)            (125,872)               300,398              156,770
------------------------------------------------------------------------------------------------------

  $1,848,859               $420,104             $143,334               $376,705           $2,222,348
======================================================================================================

                   American Republic Variable Annuity Account

                      Statements of Changes in Net Assets

                     Years ended December 31, 1997 and 1996


                                                                                             MONEY
                                                                                             MARKET
                                                                          COMBINED          DIVISION
                                                                      ----------------------------------
 NET ASSETS AT JANUARY 1, 1996                                           $108,513,684      $15,041,183

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)                                             5,939,085          232,407
   Net realized gain (loss) on investments                                  2,783,561                -
   Change in net unrealized appreciation/depreciation of investments         (352,783)               -
                                                                      ----------------------------------
 Net increase in net assets resulting from operations                       8,369,863          232,407

 Changes from principal transactions:
   Purchase payments                                                           93,441            1,655
   Contract distributions and terminations                                (47,452,035)     (12,205,680)
   Transfer payments (to) from other divisions or other contracts             932,168        2,106,570
   Annuity payments and related actuarial adjustment in reserves             (158,030)         (25,908)
                                                                      ----------------------------------
 Decrease in net assets derived from principal transactions               (46,584,456)     (10,123,363)
                                                                      ----------------------------------
 Total decrease                                                           (38,214,593)      (9,890,956)
                                                                      ----------------------------------
 Net assets at December 31, 1996                                           70,299,091        5,150,227

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)                                             6,396,128          123,041
   Net realized gain (loss) on investments                                  2,385,868                -
   Change in net unrealized appreciation/depreciation of investments       (1,621,083)               -
                                                                      ----------------------------------
 Net increase in net assets resulting from operations                       7,160,913          123,041

 Changes from principal transactions:
   Purchase payments                                                           92,856           20,420
   Contract distributions and terminations                                (24,648,081)      (3,342,317)
   Transfer payments (to) from other divisions or other contracts             347,607          561,618
   Annuity payments and related actuarial adjustment in reserves              (26,667)          (3,123)
                                                                      ----------------------------------
 Decrease in net assets derived from principal transactions               (24,234,285)      (2,763,402)
                                                                      ----------------------------------
 Total decrease                                                           (17,073,372)      (2,640,361)
                                                                      ----------------------------------
 Net assets at December 31, 1997                                          $53,225,719      $ 2,509,866
                                                                      ==================================




See accompanying notes.

                    GROWTH AND        GLOBAL           GLOBAL      STRATEGIC FIXED
     GROWTH           INCOME          GROWTH           INCOME           INCOME         BALANCED
    DIVISION         DIVISION        DIVISION         DIVISION         DIVISION        DIVISION
---------------------------------------------------------------------------------------------------

  $25,228,536       $7,491,212      $12,178,300     $23,135,425       $9,063,049     $16,375,979



    2,771,146          946,213         (112,336)        598,400          271,861       1,231,394
    2,174,232          590,992          134,027         (55,576)        (366,068)        305,954
   (1,823,105)        (249,540)       1,232,211         142,769          122,835         222,047
---------------------------------------------------------------------------------------------------
    3,122,273        1,287,665        1,253,902         685,593           28,628       1,759,395



       51,536            7,936           13,947           2,646            3,360          12,361
   (8,987,652)      (2,489,204)      (3,891,049)    (10,160,961)      (3,694,413)     (6,023,076)
        8,368          825,892         (644,445)       (625,504)        (273,180)       (465,533)
      (28,946)         (25,913)          (4,352)        (45,988)          (2,844)        (24,079)
---------------------------------------------------------------------------------------------------
   (8,956,694)      (1,681,289)      (4,525,899)    (10,829,807)      (3,967,077)     (6,500,327)
---------------------------------------------------------------------------------------------------
   (5,834,421)        (393,624)      (3,271,997)    (10,144,214)      (3,938,449)     (4,740,932)
---------------------------------------------------------------------------------------------------
   19,394,115        7,097,588        8,906,303      12,991,211        5,124,600      11,635,047



    3,231,385        1,015,167          (74,722)        372,571          172,406       1,556,280
      853,134          719,303          503,597        (103,365)         (96,099)        509,298
   (2,057,997)         114,389           (8,771)       (125,872)         300,398         156,770
---------------------------------------------------------------------------------------------------
    2,026,522        1,848,859          420,104         143,334          376,705       2,222,348



       31,844            3,273            9,643           6,478            6,218          14,980
   (5,240,367)      (2,481,083)      (3,186,575)     (4,313,884)      (1,863,267)     (4,220,588)
     (790,009)         640,955         (426,820)       (338,685)         271,009         429,539
      (12,292)          (5,391)          11,476         (12,408)          11,658         (16,587)
---------------------------------------------------------------------------------------------------
   (6,010,824)      (1,842,246)      (3,592,276)     (4,658,499)      (1,574,382)     (3,792,656)
---------------------------------------------------------------------------------------------------
   (3,984,302)           6,613       (3,172,172)     (4,515,165)      (1,197,677)     (1,570,308)
---------------------------------------------------------------------------------------------------
  $15,409,813       $7,104,201     $  5,734,131    $  8,476,046       $3,926,923     $10,064,739
===================================================================================================

                   American Republic Variable Annuity Account

                         Notes to Financial Statements

                               December 31, 1997



1.  INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the Account) was organized by American Republic Insurance Company (the Company) in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of PaineWebber Series Trust, an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. All series of shares are diversified except Global Income Portfolio.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 1997.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


2.  EXPENSES

The Company is compensated for certain expenses. Mortality, distribution, and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division. These charges amounted to $849,273 in 1997.

                   American Republic Variable Annuity Account

2.  EXPENSES (CONTINUED)

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year. Total administrative charges amounted to $87,918 in 1997.


3.  FEDERAL INCOME TAXES

Operations of the Account are part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.


4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED                      YEAR ENDED
                                             DECEMBER 31, 1997               DECEMBER 31, 1996
                                      -------------------------------  ------------------------------
                                          PURCHASES        SALES          PURCHASES        SALES
                                      -------------------------------  ------------------------------
 Portfolio:
   Money Market                          $ 2,612,991    $ 5,253,352      $ 6,669,873    $16,560,914
   Growth                                  4,052,326      7,225,946        4,707,339     11,817,070
   Growth and Income                       2,310,046      3,195,502        1,024,433      2,742,046
   Global Growth                             268,582      3,927,233          990,326      5,677,656
   Global Income                           1,023,925      5,000,681        2,638,021     11,706,788
   Strategic Fixed Income                    781,332      2,095,774        2,142,908      5,268,132
   Balanced                                1,944,039      4,470,474        1,686,439      6,897,555
                                      -------------------------------  ------------------------------
                                         $12,993,241    $31,168,962      $19,859,339    $60,670,161
                                      ===============================  ==============================

                   American Republic Variable Annuity Account

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:

                                                 YEAR ENDED                      YEAR ENDED
                                             DECEMBER 31, 1997               DECEMBER 31, 1996
                                         ---------------------------   ----------------------------
                                          PURCHASED      REDEEMED        PURCHASED       REDEEMED
                                         ---------------------------   ----------------------------
 Division:
   Money Market                            169,421          368,544        462,861       1,203,441
   Growth                                   28,736          219,459         87,118         412,487
   Growth and Income                        74,885          196,007         73,162         208,363
   Global Growth                            12,006          230,595         65,888         374,686
   Global Income                             9,619          279,891         35,860         687,175
   Strategic Fixed Income                   26,314          125,580         56,476         317,278
   Balanced                                 22,122          196,455         13,351         370,326
                                         ---------------------------   ----------------------------
                                           343,103        1,616,531        794,716       3,573,756
                                         ===========================   ============================


6.  NET ASSETS

Net assets at December 31, 1997 consisted of the following:

                                                        MONEY                             GROWTH
                                                       MARKET           GROWTH          AND INCOME
                                     COMBINED         DIVISION         DIVISION          DIVISION
                                   -----------------------------------------------------------------
 Unit transactions                   $23,060,038       $1,682,820     $  6,499,725       $2,876,384
 Accumulated net investment
   income                             28,793,568          827,046        9,218,192        3,181,230
 Net unrealized
   appreciation/depreciation of
   investments                         1,372,113                -         (308,104)       1,046,587
                                   -----------------------------------------------------------------
                                     $53,225,719       $2,509,866      $15,409,813       $7,104,201
                                   =================================================================

                                     GLOBAL           GLOBAL          STRATEGIC
                                     GROWTH           INCOME         FIXED INCOME       BALANCED
                                    DIVISION         DIVISION          DIVISION         DIVISION
                                   -----------------------------------------------------------------
 Unit transactions                   $2,754,069       $4,327,160       $2,492,346       $  2,427,534
 Accumulated net investment
   income                             2,167,115        4,577,227        1,560,994          7,261,764
 Net unrealized
   appreciation/depreciation of
   investments                          812,947         (428,341)        (126,417)           375,441
                                   -----------------------------------------------------------------
                                     $5,734,131       $8,476,046       $3,926,923        $10,064,739
                                   =================================================================

                   American Republic Variable Annuity Account

7. YEAR 2000 (UNAUDITED)

Based on a study of its computer software and hardware, the Company has determined its exposure to the Year 2000 change of the century date issue. The Company has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1996 to modify its systems. This project is expected to be substantially completed early in 1999. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on the Account's operations. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company is contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Account's operations could be adversely affected.